John Hancock Sovereign Investors Fund (the fund)

Supplement dated 7–1–13

to the current Class A, Class B and Class C shares Prospectus

Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under "Sales charge reductions and waivers" or pages 69 to 73 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
	1.00
	(on certain purchases,
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever	including those of
is less	$1 million or more)	5.00	1.00

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.58	0.58	0.58
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.29	0.29	0.29
Total annual fund operating expenses	1.17	1.87	1.87

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	613	613	690	190	290	190
3 Years	853	853	888	588	588	588
5 Years	1,111	1,111	1,211	1,011	1,011	1,011
10 Years	1,849	1,849	2,008	2,008	2,190	2,190

John Hancock Sovereign Investors Fund (the fund)

Supplement dated 7–1–13

to the current Class I shares Prospectus

Effective July 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.58
Other expenses	0.19
Total annual fund operating expenses	0.77

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class I
1 Year	79
3 Years	246
5 Years	428
10 Years	954